ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INFLATION PROTECTED BOND FUND
Unaudited		February 28, 2007
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)

CORPORATE BONDS 0.1%
FINANCIAL INSTITUTIONS 0.1%
Finance Companies 0.1%
SLM Corporation, VR, 3.10%, 4/1/09	150	144
Total Corporate Bonds (Cost $150)		144
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.4%
U.S. Government Obligations 0.4%
Government National Mortgage Assn.
4.50%, 5/15-12/15/18	414	404
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $420)		404
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 97.3%
U.S. Government Agency Obligations (1) 0.7%
Federal National Mortgage Assn., VR, 3.114%, 2/17/09	750	741
		741
U.S. Treasury Obligations 96.6%
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 1/15/26	5,693	5,483
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/25	9,592	9,766
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	2,001	2,045
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32	1,648	2,045
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29	7,500	9,668
U.S. Treasury Inflation-Indexed Notes, 0.875%, 4/15/10	8,734	8,401
U.S. Treasury Inflation-Indexed Notes, 1.625%, 1/15/15	7,186	6,889
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/13	9,311	9,164
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/15	1,245	1,216
U.S. Treasury Inflation-Indexed Notes, 2.00%, 1/15/14	7,732	7,640
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14	8,297	8,197
U.S. Treasury Inflation-Indexed Notes, 2.00%, 1/15/16	5,287	5,206
U.S. Treasury Inflation-Indexed Notes, 2.50%, 7/15/16	2,498	2,567
U.S. Treasury Inflation-Indexed Notes, 3.00%, 7/15/12	6,863	7,173
U.S. Treasury Inflation-Indexed Notes, 3.50%, 1/15/11	4,522	4,761
U.S. Treasury Inflation-Indexed Notes, 3.625%, 1/15/08 (2)	999	1,012
U.S. Treasury Inflation-Indexed Notes, 3.875%, 1/15/09	3,937	4,071
U.S. Treasury Inflation-Indexed Notes, 4.25%, 1/15/10	2,273	2,412
		97,716
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $99,223)		98,457
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.4%
Government of Germany, 6.00%, 7/4/07 (EUR)	375	499
Government of Japan, 0.80%, 12/10/15 (JPY)	60,180	495
Government of Japan, 1.00%, 6/10/16 (JPY)	45,225	375
Total Foreign Government Obligations & Municipalities (Cost $1,390)		1,369
OPTIONS PURCHASED 0.0%
Options on Futures 0.0%
U.S. Treasury Notes, Put, 5/1/07 @ $107.00 (3)	-	2
Total Options Purchased (Cost $4)		2
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Investment Fund, 5.28% (4)(5)	456	456
Total Short-Term Investments (Cost $456)		456
Total Investments in Securities
99.7% of Net Assets (Cost $101,643)		$100,832

†	Denominated in U.S. dollars unless otherwise noted
(1)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(2)	All or a portion of this security is pledged to cover margin requirements on futures contracts at February 28, 2007.
(3)	Non-income producing
(4)	Seven-day yield
(5)	Affiliated company - see Note 4
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end

Open Forward Currency Exchange Contracts at February 28, 2007 were as follows:
(Amounts in 000s)
						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
JPMorgan Chase	3/16/07	JPY	30,000	USD	247	$ 7
JPMorgan Chase	3/16/07	USD	628	JPY	75,000	(8)

Net unrealized gain (loss) on open
forward currency exchange contracts						$ (1)

Open Futures Contracts at February 28, 2007 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 5 Government of Japan ten year
Mini contracts, $5 par of 3.625% U.S.
Treasury Inflation-Indexed Notes pledged
as initial margin	3/07	(570)	$ (3)
Long, 25 U.S. Treasury ten year contracts
$17 par of 3.625% U.S. Treasury
Inflation-Indexed Notes pledged as
initial margin	6/07	2,713	13

Net payments (receipts) of variation
margin to date			(16)
Variation margin receivable (payable)
on open futures contracts			$ (6)

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Inflation Protected Bond Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Inflation Protected Bond Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide inflation protection and income by investing primarily in inflation-protected debt securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Options

The fund may invest in call and put options on futures contracts that give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Options are reflected in the accompanying Portfolio of Investments at market value.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $101,643,000. Net unrealized loss aggregated $802,000 at period-end, of which $804,000 related to appreciated investments and $1,606,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended February 28, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $27,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at February 28, 2007, and May 31, 2006, was $456,000 and $385,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Inflation Protected Bond Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	April 23, 2007